Loans and Allowance for Credit Losses, by Credit Quality Indicator (Details) (USD $) In Millions, unless otherwise specified	Dec. 31, 2011	Dec. 31, 2010	Dec. 31, 2009	Dec. 31, 2008	Dec. 31, 2007
Loans And Leases Receivable [Abstract]
Purchased Credit Impaired Loans	$ 36,719	$ 41,430	$ 51,705	$ 58,797
Loans	769,631	757,267	782,770	864,830	382,195
Commercial and Industrial Loans [Member]
Loans And Leases Receivable [Abstract]
Purchased Credit Impaired Loans	399	718	1,911	4,580
Loans	167,216	151,284	158,352	202,469	90,468
Commercial Real Estate Mortgage [Member]
Loans And Leases Receivable [Abstract]
Purchased Credit Impaired Loans	3,270	2,855	4,137	5,803
Loans	105,975	99,435	97,527	94,923	36,747
Commercial Real Estate Construction [Member]
Loans And Leases Receivable [Abstract]
Purchased Credit Impaired Loans	1,745	2,949	5,207	6,462
Loans	19,382	25,333	36,978	42,861	18,854
Lease Financing [Member]
Loans And Leases Receivable [Abstract]
Purchased Credit Impaired Loans	0	0
Loans	13,117	13,094	14,210	15,829	6,772
Foreign Loans [Member]
Loans And Leases Receivable [Abstract]
Purchased Credit Impaired Loans	1,353	1,413	1,733	1,859
Loans	39,760	32,912	29,398	33,882	7,441
Total Commercial [Member]
Loans And Leases Receivable [Abstract]
Purchased Credit Impaired Loans	6,767	7,935	12,988	18,704
Loans	345,450	322,058	336,465	389,964	160,282
Loans Excluding Purchased Credit-Impaired Loans [Member] | Commercial and Industrial Loans [Member]
Loans And Leases Receivable [Abstract]
Loans, excluding Purchased Credit Impaired Loans	166,817	150,566
Loans Excluding Purchased Credit-Impaired Loans [Member] | Commercial and Industrial Loans [Member] | Pass [Member]
Loans And Leases Receivable [Abstract]
Loans, excluding Purchased Credit Impaired Loans	144,980	126,058
Loans Excluding Purchased Credit-Impaired Loans [Member] | Commercial and Industrial Loans [Member] | Criticized [Member]
Loans And Leases Receivable [Abstract]
Loans, excluding Purchased Credit Impaired Loans	21,837	24,508
Loans Excluding Purchased Credit-Impaired Loans [Member] | Commercial Real Estate Mortgage [Member]
Loans And Leases Receivable [Abstract]
Loans, excluding Purchased Credit Impaired Loans	102,705	96,580
Loans Excluding Purchased Credit-Impaired Loans [Member] | Commercial Real Estate Mortgage [Member] | Pass [Member]
Loans And Leases Receivable [Abstract]
Loans, excluding Purchased Credit Impaired Loans	80,215	70,597
Loans Excluding Purchased Credit-Impaired Loans [Member] | Commercial Real Estate Mortgage [Member] | Criticized [Member]
Loans And Leases Receivable [Abstract]
Loans, excluding Purchased Credit Impaired Loans	22,490	25,983
Loans Excluding Purchased Credit-Impaired Loans [Member] | Commercial Real Estate Construction [Member]
Loans And Leases Receivable [Abstract]
Loans, excluding Purchased Credit Impaired Loans	17,637	22,384
Loans Excluding Purchased Credit-Impaired Loans [Member] | Commercial Real Estate Construction [Member] | Pass [Member]
Loans And Leases Receivable [Abstract]
Loans, excluding Purchased Credit Impaired Loans	10,865	11,256
Loans Excluding Purchased Credit-Impaired Loans [Member] | Commercial Real Estate Construction [Member] | Criticized [Member]
Loans And Leases Receivable [Abstract]
Loans, excluding Purchased Credit Impaired Loans	6,772	11,128
Loans Excluding Purchased Credit-Impaired Loans [Member] | Lease Financing [Member]
Loans And Leases Receivable [Abstract]
Loans, excluding Purchased Credit Impaired Loans	13,117	13,094
Loans Excluding Purchased Credit-Impaired Loans [Member] | Lease Financing [Member] | Pass [Member]
Loans And Leases Receivable [Abstract]
Loans, excluding Purchased Credit Impaired Loans	12,455	12,411
Loans Excluding Purchased Credit-Impaired Loans [Member] | Lease Financing [Member] | Criticized [Member]
Loans And Leases Receivable [Abstract]
Loans, excluding Purchased Credit Impaired Loans	662	683
Loans Excluding Purchased Credit-Impaired Loans [Member] | Foreign Loans [Member]
Loans And Leases Receivable [Abstract]
Loans, excluding Purchased Credit Impaired Loans	38,407	31,499
Loans Excluding Purchased Credit-Impaired Loans [Member] | Foreign Loans [Member] | Pass [Member]
Loans And Leases Receivable [Abstract]
Loans, excluding Purchased Credit Impaired Loans	36,567	30,341
Loans Excluding Purchased Credit-Impaired Loans [Member] | Foreign Loans [Member] | Criticized [Member]
Loans And Leases Receivable [Abstract]
Loans, excluding Purchased Credit Impaired Loans	1,840	1,158
Loans Excluding Purchased Credit-Impaired Loans [Member] | Total Commercial [Member]
Loans And Leases Receivable [Abstract]
Loans, excluding Purchased Credit Impaired Loans	338,683	314,123
Loans Excluding Purchased Credit-Impaired Loans [Member] | Total Commercial [Member] | Pass [Member]
Loans And Leases Receivable [Abstract]
Loans, excluding Purchased Credit Impaired Loans	285,082	250,663
Loans Excluding Purchased Credit-Impaired Loans [Member] | Total Commercial [Member] | Criticized [Member]
Loans And Leases Receivable [Abstract]
Loans, excluding Purchased Credit Impaired Loans	$ 53,601	$ 63,460